Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives

Useful Life (in years)
Office equipment	5
Furniture and fixtures	7
Automobile	8

Useful Life (in years)
Office equipment	5
Furniture and fixtures	7